MassMutual Diversified Value Fund — Portfolio of Investments
December 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.2%
Common Stock — 98.2%
Communication Services — 6.3%
AT&T, Inc.	338,600	$8,410,824
Fox Corp. Class A	13,500	986,445
Match Group, Inc.	11,700	377,793
News Corp. Class A	18,000	470,160
Verizon Communications, Inc.	201,300	8,198,949
Walt Disney Co.	85,500	9,727,335
		28,171,506
Consumer Discretionary — 7.2%
AutoNation, Inc. (a)	3,200	660,736
Best Buy Co., Inc.	4,600	307,878
BorgWarner, Inc.	10,200	459,612
Darden Restaurants, Inc.	5,500	1,012,110
Dillard’s, Inc. Class A (b)	591	358,347
DR Horton, Inc.	14,000	2,016,420
eBay, Inc.	22,000	1,916,200
Expedia Group, Inc.	5,700	1,614,867
Ford Motor Co.	186,900	2,452,128
Gap, Inc.	17,700	453,120
General Motors Co.	46,300	3,765,116
Genuine Parts Co.	6,700	823,832
Hasbro, Inc.	5,300	434,600
Lennar Corp. Class A	6,000	616,800
Lithia Motors, Inc.	1,220	405,443
Lowe’s Cos., Inc.	29,420	7,094,927
Mohawk Industries, Inc. (a)	600	65,580
NVR, Inc. (a)	148	1,079,330
Penske Automotive Group, Inc.	3,200	506,528
PulteGroup, Inc.	10,500	1,231,230
Tapestry, Inc.	9,800	1,252,146
Toll Brothers, Inc.	4,600	622,012
TopBuild Corp. (a)	1,379	575,305
Ulta Beauty, Inc. (a)	2,216	1,340,702
Williams-Sonoma, Inc.	5,800	1,035,822
		32,100,791
Consumer Staples — 6.4%
Albertsons Cos., Inc. Class A	26,600	456,722
Altria Group, Inc.	80,400	4,635,864
BJ’s Wholesale Club Holdings, Inc. (a)	3,000	270,090
Coca-Cola Consolidated, Inc.	3,500	536,550
Dollar General Corp.	10,500	1,394,085
Dollar Tree, Inc. (a)	9,800	1,205,498
Hormel Foods Corp.	4,400	104,280
Ingredion, Inc.	3,200	352,832
J.M. Smucker Co.	1,100	107,591

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Keurig Dr. Pepper, Inc.	64,700	$1,812,247
Kraft Heinz Co.	47,900	1,161,575
Kroger Co.	31,700	1,980,616
Mondelez International, Inc. Class A	53,000	2,852,990
PepsiCo, Inc.	65,500	9,400,560
Sysco Corp.	23,000	1,694,870
Tyson Foods, Inc. Class A	13,700	803,094
		28,769,464
Energy — 8.6%
Antero Midstream Corp.	22,800	405,612
Antero Resources Corp. (a)	14,800	510,008
APA Corp. (b)	16,900	413,374
Baker Hughes Co.	43,800	1,994,652
Cheniere Energy, Inc.	10,200	1,982,778
Devon Energy Corp.	30,000	1,098,900
Diamondback Energy, Inc.	13,700	2,059,521
EOG Resources, Inc.	25,900	2,719,759
Exxon Mobil Corp.	137,000	16,486,580
Halliburton Co.	40,400	1,141,704
HF Sinclair Corp.	9,100	419,328
Kinder Morgan, Inc.	106,400	2,924,936
Ovintiv, Inc.	12,300	482,037
Phillips 66	19,400	2,503,376
Range Resources Corp.	11,300	398,438
TechnipFMC PLC	17,100	761,976
Valero Energy Corp.	14,900	2,425,571
		38,728,550
Financials — 31.2%
Aflac, Inc.	21,900	2,414,913
Allstate Corp.	6,300	1,311,345
Ally Financial, Inc.	9,000	407,610
American Financial Group, Inc.	2,800	382,704
American International Group, Inc.	23,500	2,010,425
Ameriprise Financial, Inc.	3,741	1,834,362
Arch Capital Group Ltd. (a)	12,300	1,179,816
Assurant, Inc.	2,000	481,700
Axis Capital Holdings Ltd.	3,200	342,688
Bank of America Corp.	239,200	13,156,000
Bank of New York Mellon Corp.	27,500	3,192,475
Block, Inc. (a)	13,100	852,679
Chubb Ltd.	15,960	4,981,435
Cincinnati Financial Corp.	6,200	1,012,584
Citigroup, Inc.	58,500	6,826,365
Citizens Financial Group, Inc.	14,900	870,309
Comerica, Inc.	3,300	286,869
Commerce Bancshares, Inc.	4,525	236,838
Corebridge Financial, Inc.	22,300	672,791
Cullen/Frost Bankers, Inc.	1,600	202,608
East West Bancorp, Inc.	4,300	483,277
Equitable Holdings, Inc.	13,700	652,805
Everest Group Ltd.	1,660	563,321
F&G Annuities & Life, Inc.	540	16,659

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Financial, Inc.	8,900	$485,851
Fifth Third Bancorp	19,100	894,071
First Citizens BancShares, Inc. Class A	522	1,120,306
First Horizon Corp.	12,700	303,530
Globe Life, Inc.	2,000	279,720
Goldman Sachs Group, Inc.	11,726	10,307,154
Hartford Insurance Group, Inc.	11,400	1,570,920
JP Morgan Chase & Co.	75,240	24,243,833
Loews Corp.	8,600	905,666
M&T Bank Corp.	4,600	926,808
Markel Group, Inc. (a)	448	963,043
MetLife, Inc.	28,200	2,226,108
Morgan Stanley	60,400	10,722,812
Northern Trust Corp.	8,000	1,092,720
Old Republic International Corp.	9,800	447,272
PNC Financial Services Group, Inc.	13,200	2,755,236
Popular, Inc.	1,000	124,520
Primerica, Inc.	1,360	351,370
Principal Financial Group, Inc.	9,100	802,711
Progressive Corp.	17,400	3,962,328
Prudential Financial, Inc.	12,500	1,411,000
Raymond James Financial, Inc.	8,300	1,332,897
Regions Financial Corp.	30,200	818,420
Reinsurance Group of America, Inc.	2,200	447,612
RenaissanceRe Holdings Ltd.	2,100	590,436
SEI Investments Co.	5,100	418,302
State Street Corp.	11,500	1,483,615
Stifel Financial Corp.	3,300	413,226
Synchrony Financial	15,700	1,309,851
T. Rowe Price Group, Inc.	7,600	778,088
Travelers Cos., Inc.	14,160	4,107,250
Truist Financial Corp.	32,500	1,599,325
Unum Group	6,700	519,250
US Bancorp	38,600	2,059,696
Voya Financial, Inc.	1,800	134,082
W. R. Berkley Corp.	15,300	1,072,836
Webster Financial Corp.	5,800	365,052
Wells Fargo & Co.	114,400	10,662,080
Western Alliance Bancorp	2,500	210,175
Willis Towers Watson PLC	3,500	1,150,100
Zions Bancorp NA	3,100	181,474
		139,923,324
Health Care — 17.6%
Amgen, Inc.	25,800	8,444,598
Bio-Rad Laboratories, Inc. Class A (a) (b)	1,100	333,289
Cencora, Inc.	9,140	3,087,035
Cigna Group	12,800	3,522,944
Cooper Cos., Inc. (a)	3,000	245,880
CVS Health Corp.	50,200	3,983,872
Encompass Health Corp.	1,600	169,824
Exelixis, Inc. (a)	12,900	565,407
GE HealthCare Technologies, Inc. (a)	12,100	992,442
Gilead Sciences, Inc.	59,500	7,303,030

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Halozyme Therapeutics, Inc. (a)	5,600	$376,880
HCA Healthcare, Inc.	13,095	6,113,532
Henry Schein, Inc. (a)	5,800	438,364
Humana, Inc.	5,720	1,465,063
Jazz Pharmaceuticals PLC (a)	2,600	442,000
Johnson & Johnson	96,300	19,929,285
Labcorp Holdings, Inc.	3,920	983,450
Medtronic PLC	61,100	5,869,266
Merck & Co., Inc.	54,800	5,768,248
Pfizer, Inc.	86,400	2,151,360
Quest Diagnostics, Inc.	5,600	971,768
Regeneron Pharmaceuticals, Inc.	1,600	1,234,992
Royalty Pharma PLC Class A	11,400	440,496
Tenet Healthcare Corp. (a)	4,400	874,368
United Therapeutics Corp. (a)	2,117	1,031,508
Universal Health Services, Inc. Class B	3,100	675,862
Viatris, Inc.	55,200	687,240
Zimmer Biomet Holdings, Inc.	9,600	863,232
		78,965,235
Industrials — 8.4%
3M Co.	25,300	4,050,530
A.O. Smith Corp.	5,500	367,840
Acuity, Inc.	1,410	507,656
AECOM	2,000	190,660
AGCO Corp.	3,500	365,120
Allegion PLC	3,600	573,192
Allison Transmission Holdings, Inc.	1,300	127,270
CACI International, Inc. Class A (a)	1,034	550,926
Carlisle Cos., Inc.	2,060	658,912
Core & Main, Inc. Class A (a)	9,200	478,124
CSX Corp.	83,100	3,012,375
Cummins, Inc.	5,464	2,789,099
Delta Air Lines, Inc.	24,500	1,700,300
Dover Corp.	3,800	741,912
FedEx Corp.	11,300	3,264,118
General Dynamics Corp.	10,940	3,683,060
Genpact Ltd.	8,400	392,952
Huntington Ingalls Industries, Inc.	1,760	598,523
Leidos Holdings, Inc.	6,200	1,118,480
Masco Corp.	10,100	640,946
Mueller Industries, Inc.	5,300	608,440
Oshkosh Corp.	3,200	402,016
PACCAR, Inc.	25,100	2,748,701
Regal Rexnord Corp.	3,000	420,960
Snap-on, Inc.	2,620	902,852
Southwest Airlines Co.	25,200	1,041,516
Textron, Inc.	9,100	793,247
Toro Co.	1,000	78,720
United Airlines Holdings, Inc. (a)	15,600	1,744,392
United Rentals, Inc.	3,122	2,526,697
WESCO International, Inc.	2,400	587,136
		37,666,672

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 5.4%
CDW Corp.	3,300	$449,460
Cisco Systems, Inc.	56,700	4,367,601
Cognizant Technology Solutions Corp. Class A	23,400	1,942,200
Dell Technologies, Inc. Class C	16,200	2,039,256
Dropbox, Inc. Class A (a)	9,700	269,660
F5, Inc. (a)	900	229,734
First Solar, Inc. (a)	5,100	1,332,273
Gen Digital, Inc.	29,500	802,105
HP, Inc.	20,600	458,968
NetApp, Inc.	9,600	1,028,064
ON Semiconductor Corp. (a)	19,300	1,045,095
QUALCOMM, Inc.	52,400	8,963,020
Skyworks Solutions, Inc.	1,500	95,115
TD SYNNEX Corp.	3,800	570,874
Twilio, Inc. Class A (a)	4,000	568,960
		24,162,385
Materials — 3.9%
Albemarle Corp.	5,600	792,064
Alcoa Corp.	12,400	658,936
Avery Dennison Corp.	3,600	654,768
Ball Corp.	13,200	699,204
CF Industries Holdings, Inc.	7,700	595,518
Corteva, Inc.	32,400	2,171,772
Crown Holdings, Inc.	5,500	566,335
Mosaic Co.	14,100	339,669
Newmont Corp. (NEM US)	49,300	4,922,605
Nucor Corp.	10,900	1,777,899
Packaging Corp. of America	4,200	866,166
PPG Industries, Inc.	10,000	1,024,600
Reliance, Inc.	2,560	739,507
RPM International, Inc.	2,900	301,600
Steel Dynamics, Inc.	8,600	1,457,270
		17,567,913
Real Estate — 0.2%
Jones Lang LaSalle, Inc. (a)	2,190	736,869
Utilities — 3.0%
AES Corp.	34,200	490,428
Alliant Energy Corp.	3,900	253,539
DTE Energy Co.	9,200	1,186,616
Duke Energy Corp.	29,400	3,445,974
Evergy, Inc.	11,000	797,390
FirstEnergy Corp.	27,700	1,240,129
National Fuel Gas Co.	4,000	320,240
PPL Corp. (b)	35,400	1,239,708
Public Service Enterprise Group, Inc.	23,800	1,911,140
Southern Co.	18,800	1,639,360
UGI Corp.	3,300	123,519

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WEC Energy Group, Inc.	5,400	$569,484
		13,217,527
TOTAL COMMON STOCK (Cost $385,565,168)		440,010,236
TOTAL EQUITIES (Cost $385,565,168)		440,010,236
Exchange-Traded Funds — 1.9%
iShares Russell 1000 Value ETF (b)	41,100	8,644,974
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,702,719)		8,644,974
TOTAL LONG-TERM INVESTMENTS (Cost $394,267,887)		448,655,210
Short-Term Investments — 0.9%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	1,451,925	1,451,925
	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$2,608,283	2,608,283
TOTAL SHORT-TERM INVESTMENTS (Cost $4,060,208)		4,060,208
TOTAL INVESTMENTS — 101.0% (Cost $398,328,095) (e)		452,715,418
Other Assets/(Liabilities) — (1.0)%		(4,510,633)
NET ASSETS — 100.0%		$448,204,785

Abbreviation Legend
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $3,387,893 or 0.76% of net assets. The Fund received $2,023,678 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)	Maturity value of $2,608,573. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $2,660,601.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500® Index Fund — Portfolio of Investments
December 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Communication Services — 10.5%
Alphabet, Inc. Class A	221,829	$69,432,477
Alphabet, Inc. Class C	177,297	55,635,799
AT&T, Inc.	270,307	6,714,426
Charter Communications, Inc. Class A (a) (b)	3,415	712,881
Comcast Corp. Class A	138,349	4,135,252
Electronic Arts, Inc.	8,556	1,748,247
Fox Corp. Class A	8,307	606,992
Fox Corp. Class B	5,669	368,088
Live Nation Entertainment, Inc. (a) (b)	6,115	871,387
Match Group, Inc.	9,357	302,138
Meta Platforms, Inc. Class A	83,039	54,813,214
Netflix, Inc. (a)	161,561	15,147,959
News Corp. Class A	14,252	372,262
News Corp. Class B (b)	5,372	159,172
Omnicom Group, Inc.	12,475	1,007,356
Paramount Skydance Corp. Class B (b)	12,749	170,837
T-Mobile US, Inc.	18,338	3,723,348
Take-Two Interactive Software, Inc. (a)	6,729	1,722,826
TKO Group Holdings, Inc.	2,585	540,265
Trade Desk, Inc. Class A (a)	17,309	657,050
Verizon Communications, Inc.	160,585	6,540,627
Walt Disney Co.	68,070	7,744,324
Warner Bros Discovery, Inc. (a)	94,694	2,729,081
		235,856,008
Consumer Discretionary — 10.4%
Airbnb, Inc. Class A (a)	16,159	2,193,099
Amazon.com, Inc. (a)	370,914	85,614,369
Aptiv PLC (a)	8,425	641,058
AutoZone, Inc. (a)	628	2,129,862
Best Buy Co., Inc.	7,812	522,857
Booking Holdings, Inc.	1,229	6,581,701
Carnival Corp. (a)	41,760	1,275,350
Carvana Co. (a)	5,392	2,275,532
Chipotle Mexican Grill, Inc. (a)	50,972	1,885,964
Darden Restaurants, Inc.	4,238	779,877
Deckers Outdoor Corp. (a)	5,412	561,062
Domino’s Pizza, Inc.	1,231	513,105
DoorDash, Inc., Class A (a)	14,269	3,231,643
DR Horton, Inc.	10,426	1,501,657
eBay, Inc.	17,256	1,502,998
Expedia Group, Inc.	4,522	1,281,128
Ford Motor Co.	150,413	1,973,419
Garmin Ltd.	6,191	1,255,844
General Motors Co.	35,568	2,892,390
Genuine Parts Co.	5,072	623,653
Hasbro, Inc.	5,136	421,152

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hilton Worldwide Holdings, Inc.	8,941	$2,568,302
Home Depot, Inc.	37,896	13,040,014
Las Vegas Sands Corp.	11,191	728,422
Lennar Corp. Class A	8,286	851,801
Lowe’s Cos., Inc.	21,351	5,149,007
Lululemon Athletica, Inc. (a)	4,139	860,126
Marriott International, Inc. Class A	8,467	2,626,802
McDonald’s Corp.	27,153	8,298,771
MGM Resorts International (a)	8,202	299,291
NIKE, Inc. Class B	45,602	2,905,303
Norwegian Cruise Line Holdings Ltd. (a) (b)	15,745	351,428
NVR, Inc. (a)	106	773,034
O’Reilly Automotive, Inc. (a)	32,052	2,923,463
Pool Corp.	1,294	296,003
PulteGroup, Inc.	7,339	860,571
Ralph Lauren Corp.	1,564	553,046
Ross Stores, Inc.	12,475	2,247,247
Royal Caribbean Cruises Ltd.	9,678	2,699,388
Starbucks Corp.	43,354	3,650,840
Tapestry, Inc.	7,895	1,008,744
Tesla, Inc. (a)	107,138	48,182,101
TJX Cos., Inc.	42,434	6,518,287
Tractor Supply Co.	20,027	1,001,550
Ulta Beauty, Inc. (a)	1,683	1,018,232
Williams-Sonoma, Inc.	4,771	852,053
Wynn Resorts Ltd. (b)	3,334	401,180
Yum! Brands, Inc.	10,735	1,623,991
		231,946,717
Consumer Staples — 4.7%
Altria Group, Inc.	64,387	3,712,554
Archer-Daniels-Midland Co.	17,870	1,027,346
Brown-Forman Corp. Class B (b)	5,661	147,526
Bunge Global SA	5,172	460,722
Campbell’s Co.	6,543	182,353
Church & Dwight Co., Inc.	9,457	792,970
Clorox Co.	4,948	498,907
Coca-Cola Co.	147,611	10,319,485
Colgate-Palmolive Co.	30,651	2,422,042
Conagra Brands, Inc.	17,698	306,352
Constellation Brands, Inc. Class A	5,629	776,577
Costco Wholesale Corp.	16,898	14,571,821
Dollar General Corp.	8,534	1,133,059
Dollar Tree, Inc. (a)	7,104	873,863
Estee Lauder Cos., Inc. Class A	9,552	1,000,285
General Mills, Inc.	20,906	972,129
Hershey Co.	5,834	1,061,671
Hormel Foods Corp.	10,237	242,617
J.M. Smucker Co.	4,051	396,228
Kenvue, Inc.	72,168	1,244,898
Keurig Dr. Pepper, Inc.	51,203	1,434,196
Kimberly-Clark Corp.	12,570	1,268,187
Kraft Heinz Co.	31,562	765,379
Kroger Co.	23,363	1,459,720

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lamb Weston Holdings, Inc.	5,178	$216,906
McCormick & Co., Inc.	10,204	694,994
Molson Coors Beverage Co. Class B	6,512	303,980
Mondelez International, Inc. Class A	49,177	2,647,198
Monster Beverage Corp. (a)	27,296	2,092,784
PepsiCo, Inc.	52,042	7,469,068
Philip Morris International, Inc.	59,352	9,520,061
Procter & Gamble Co.	89,095	12,768,205
Sysco Corp.	18,317	1,349,780
Target Corp.	17,122	1,673,676
Tyson Foods, Inc. Class A	11,354	665,572
Walmart, Inc.	167,194	18,627,084
		105,100,195
Energy — 2.8%
APA Corp. (b)	13,535	331,066
Baker Hughes Co.	37,658	1,714,945
Chevron Corp.	72,166	10,998,820
ConocoPhillips	47,116	4,410,529
Coterra Energy, Inc.	30,513	803,102
Devon Energy Corp.	23,610	864,834
Diamondback Energy, Inc.	6,964	1,046,898
EOG Resources, Inc.	20,492	2,151,865
EQT Corp.	24,009	1,286,882
Expand Energy Corp.	8,830	974,479
Exxon Mobil Corp.	160,793	19,349,830
Halliburton Co.	32,941	930,913
Kinder Morgan, Inc.	73,775	2,028,075
Marathon Petroleum Corp.	11,322	1,841,297
Occidental Petroleum Corp.	27,107	1,114,640
ONEOK, Inc.	24,277	1,784,359
Phillips 66	15,624	2,016,121
SLB Ltd.	56,719	2,176,875
Targa Resources Corp.	8,121	1,498,324
Texas Pacific Land Corp.	2,172	623,842
Valero Energy Corp.	11,811	1,922,713
Williams Cos., Inc.	46,423	2,790,487
		62,660,896
Financials — 13.3%
Aflac, Inc.	17,985	1,983,206
Allstate Corp.	10,096	2,101,482
American Express Co.	20,486	7,578,796
American International Group, Inc.	20,962	1,793,299
Ameriprise Financial, Inc.	3,594	1,762,282
Aon PLC Class A	8,131	2,869,267
Apollo Global Management, Inc.	17,558	2,541,696
Arch Capital Group Ltd. (a)	13,768	1,320,627
ARES Management Corp. Class A	7,890	1,275,261
Arthur J Gallagher & Co.	9,771	2,528,637
Assurant, Inc.	1,976	475,920
Bank of America Corp.	256,156	14,088,580
Bank of New York Mellon Corp.	26,589	3,086,717
Berkshire Hathaway, Inc. Class B (a)	69,917	35,143,780

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Blackrock, Inc.	5,478	$5,863,322
Blackstone, Inc.	28,317	4,364,782
Block, Inc. (a)	20,447	1,330,895
Brown & Brown, Inc.	11,055	881,083
Capital One Financial Corp.	24,239	5,874,564
Cboe Global Markets, Inc.	4,079	1,023,829
Charles Schwab Corp.	63,686	6,362,868
Chubb Ltd.	13,955	4,355,635
Cincinnati Financial Corp.	6,157	1,005,561
Citigroup, Inc.	68,223	7,960,942
Citizens Financial Group, Inc.	16,580	968,438
CME Group, Inc.	13,670	3,733,004
Coinbase Global, Inc. Class A (a)	8,665	1,959,503
Corpay, Inc. (a)	2,718	817,928
Erie Indemnity Co. Class A	864	247,666
Everest Group Ltd.	1,517	514,794
FactSet Research Systems, Inc.	1,540	446,893
Fidelity National Information Services, Inc.	20,097	1,335,647
Fifth Third Bancorp	24,934	1,167,160
Fiserv, Inc. (a)	20,343	1,366,439
Franklin Resources, Inc.	10,758	257,009
Global Payments, Inc.	9,445	731,043
Globe Life, Inc.	3,266	456,783
Goldman Sachs Group, Inc.	11,436	10,052,244
Hartford Insurance Group, Inc.	10,831	1,492,512
Huntington Bancshares, Inc.	56,661	983,068
Interactive Brokers Group, Inc. Class A	16,684	1,072,948
Intercontinental Exchange, Inc.	21,883	3,544,171
Invesco Ltd.	16,243	426,704
Jack Henry & Associates, Inc.	2,897	528,645
JP Morgan Chase & Co.	103,795	33,444,825
KeyCorp.	36,745	758,417
KKR & Co., Inc.	25,990	3,313,205
Loews Corp.	6,395	673,457
M&T Bank Corp.	5,966	1,202,030
Marsh & McLennan Cos., Inc.	18,789	3,485,735
Mastercard, Inc. Class A	31,263	17,847,421
MetLife, Inc.	20,884	1,648,583
Moody’s Corp.	5,929	3,028,830
Morgan Stanley	46,054	8,175,967
MSCI, Inc.	2,865	1,643,736
Nasdaq, Inc.	17,124	1,663,254
Northern Trust Corp.	7,037	961,184
PayPal Holdings, Inc.	35,512	2,073,191
PNC Financial Services Group, Inc.	14,863	3,102,354
Principal Financial Group, Inc.	7,591	669,602
Progressive Corp.	22,347	5,088,859
Prudential Financial, Inc.	13,321	1,503,674
Raymond James Financial, Inc.	6,625	1,063,909
Regions Financial Corp.	34,593	937,470
Robinhood Markets, Inc. Class A (a)	29,545	3,341,539
S&P Global, Inc.	11,820	6,177,014
State Street Corp.	10,522	1,357,443
Synchrony Financial	13,723	1,144,910
T. Rowe Price Group, Inc.	8,489	869,104

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Travelers Cos., Inc.	8,430	$2,445,206
Truist Financial Corp.	49,074	2,414,931
US Bancorp	58,847	3,140,076
Visa, Inc. Class A	64,346	22,566,786
W. R. Berkley Corp.	11,578	811,849
Wells Fargo & Co.	119,687	11,154,828
Willis Towers Watson PLC	3,608	1,185,589
		298,570,608
Health Care — 9.6%
Abbott Laboratories	66,300	8,306,727
AbbVie, Inc.	67,387	15,397,256
Agilent Technologies, Inc.	10,957	1,490,919
Align Technology, Inc. (a)	2,413	376,790
Amgen, Inc.	20,461	6,697,090
Baxter International, Inc.	20,851	398,463
Becton Dickinson & Co.	10,911	2,117,498
Bio-Techne Corp.	5,849	343,980
Biogen, Inc. (a)	5,568	979,912
Boston Scientific Corp. (a)	56,566	5,393,568
Bristol-Myers Squibb Co.	77,296	4,169,346
Cardinal Health, Inc.	9,133	1,876,831
Cencora, Inc.	7,462	2,520,290
Centene Corp. (a)	17,220	708,603
Charles River Laboratories International, Inc. (a)	1,931	385,196
Cigna Group	10,114	2,783,676
Cooper Cos., Inc. (a)	7,786	638,141
CVS Health Corp.	48,401	3,841,103
Danaher Corp.	23,969	5,486,983
DaVita, Inc. (a)	1,402	159,281
Dexcom, Inc. (a)	15,102	1,002,320
Edwards Lifesciences Corp. (a)	22,126	1,886,241
Elevance Health, Inc.	8,474	2,970,561
Eli Lilly & Co.	30,278	32,539,161
GE HealthCare Technologies, Inc. (a)	17,649	1,447,571
Gilead Sciences, Inc.	47,440	5,822,786
HCA Healthcare, Inc.	6,090	2,843,177
Henry Schein, Inc. (a)	3,822	288,867
Hologic, Inc. (a)	8,044	599,198
Humana, Inc.	4,580	1,173,075
IDEXX Laboratories, Inc. (a)	3,073	2,078,977
Incyte Corp. (a)	6,194	611,781
Insulet Corp. (a)	2,724	774,270
Intuitive Surgical, Inc. (a)	13,516	7,654,922
IQVIA Holdings, Inc. (a)	6,388	1,439,919
Johnson & Johnson	91,862	19,010,841
Labcorp Holdings, Inc.	3,249	815,109
McKesson Corp.	4,706	3,860,285
Medtronic PLC	49,019	4,708,765
Merck & Co., Inc.	94,635	9,961,280
Mettler-Toledo International, Inc. (a)	779	1,086,074
Moderna, Inc. (a)	13,169	388,354
Molina Healthcare, Inc. (a)	1,843	319,834
Pfizer, Inc.	217,111	5,406,064

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Quest Diagnostics, Inc.	4,160	$721,885
Regeneron Pharmaceuticals, Inc.	3,806	2,937,737
ResMed, Inc.	5,523	1,330,325
Revvity, Inc. (b)	4,686	453,370
Solventum Corp. (a)	5,279	418,308
STERIS PLC	3,880	983,658
Stryker Corp.	13,238	4,652,760
Thermo Fisher Scientific, Inc.	14,325	8,300,621
UnitedHealth Group, Inc.	34,538	11,401,339
Universal Health Services, Inc. Class B	2,230	486,185
Vertex Pharmaceuticals, Inc. (a)	9,674	4,385,805
Viatris, Inc.	44,845	558,320
Waters Corp. (a)	2,229	846,641
West Pharmaceutical Services, Inc.	2,652	729,671
Zimmer Biomet Holdings, Inc.	7,387	664,239
Zoetis, Inc.	16,736	2,105,724
		213,737,673
Industrials — 8.1%
3M Co.	20,155	3,226,816
A.O. Smith Corp.	4,211	281,632
Allegion PLC	3,372	536,890
AMETEK, Inc.	8,765	1,799,542
Automatic Data Processing, Inc.	15,522	3,992,724
Axon Enterprise, Inc. (a)	2,948	1,674,258
Boeing Co. (a)	29,768	6,463,228
Broadridge Financial Solutions, Inc.	4,401	982,171
Builders FirstSource, Inc. (a)	4,451	457,963
C.H. Robinson Worldwide, Inc.	4,630	744,319
Carrier Global Corp.	30,081	1,589,480
Caterpillar, Inc.	17,843	10,221,719
Cintas Corp.	13,184	2,479,515
Comfort Systems USA, Inc.	1,342	1,252,475
Copart, Inc. (a)	33,341	1,305,300
CSX Corp.	70,918	2,570,778
Cummins, Inc.	5,257	2,683,436
Dayforce, Inc. (a)	5,877	406,453
Deere & Co.	9,657	4,496,010
Delta Air Lines, Inc.	24,950	1,731,530
Dover Corp.	5,283	1,031,453
Eaton Corp. PLC	14,925	4,753,762
EMCOR Group, Inc.	1,658	1,014,348
Emerson Electric Co.	21,535	2,858,125
Equifax, Inc.	4,656	1,010,259
Expeditors International of Washington, Inc.	5,234	779,918
Fastenal Co.	43,223	1,734,539
FedEx Corp.	8,368	2,417,180
Fortive Corp.	11,696	645,736
GE Vernova, Inc.	10,341	6,758,567
Generac Holdings, Inc. (a)	2,213	301,787
General Dynamics Corp.	9,589	3,228,233
General Electric Co.	40,218	12,388,351
Honeywell International, Inc.	24,362	4,752,783
Howmet Aerospace, Inc.	15,430	3,163,459

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hubbell, Inc.	2,063	$916,199
Huntington Ingalls Industries, Inc.	1,521	517,246
IDEX Corp.	3,030	539,158
Illinois Tool Works, Inc.	10,098	2,487,137
Ingersoll Rand, Inc.	13,424	1,063,449
Jacobs Solutions, Inc.	4,500	596,070
JB Hunt Transport Services, Inc.	2,748	534,046
Johnson Controls International PLC	23,301	2,790,295
L3Harris Technologies, Inc.	7,092	2,081,998
Leidos Holdings, Inc.	5,051	911,200
Lennox International, Inc.	1,157	561,816
Lockheed Martin Corp.	7,764	3,755,214
Masco Corp.	8,410	533,699
Nordson Corp.	2,136	513,558
Norfolk Southern Corp.	8,529	2,462,493
Northrop Grumman Corp.	5,109	2,913,203
Old Dominion Freight Line, Inc.	6,918	1,084,742
Otis Worldwide Corp.	14,880	1,299,768
PACCAR, Inc.	19,985	2,188,557
Parker-Hannifin Corp.	4,792	4,211,976
Paychex, Inc.	12,375	1,388,228
Paycom Software, Inc.	1,803	287,326
Pentair PLC	6,207	646,397
Quanta Services, Inc.	5,746	2,425,157
Republic Services, Inc.	7,586	1,607,701
Rockwell Automation, Inc.	4,243	1,650,824
Rollins, Inc.	11,099	666,162
RTX Corp.	51,121	9,375,591
Snap-on, Inc.	1,918	660,943
Southwest Airlines Co.	20,343	840,776
Stanley Black & Decker, Inc.	6,114	454,148
Textron, Inc.	6,440	561,375
Trane Technologies PLC	8,418	3,276,286
TransDigm Group, Inc.	2,154	2,864,497
Uber Technologies, Inc. (a)	79,183	6,470,043
Union Pacific Corp.	22,726	5,256,978
United Airlines Holdings, Inc. (a)	12,372	1,383,437
United Parcel Service, Inc. Class B	28,390	2,816,004
United Rentals, Inc.	2,426	1,963,410
Veralto Corp.	9,670	964,873
Verisk Analytics, Inc.	5,287	1,182,649
W.W. Grainger, Inc.	1,642	1,656,860
Waste Management, Inc.	14,201	3,120,102
Westinghouse Air Brake Technologies Corp.	6,571	1,402,580
Xylem, Inc.	9,318	1,268,925
		181,887,835
Information Technology — 34.3%
Accenture PLC Class A	23,645	6,343,953
Adobe, Inc. (a)	15,960	5,585,840
Advanced Micro Devices, Inc. (a)	62,130	13,305,761
Akamai Technologies, Inc. (a)	5,244	457,539
Amphenol Corp. Class A	46,938	6,343,201
Analog Devices, Inc.	18,709	5,073,881

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Apple, Inc.	563,395	$153,164,565
Applied Materials, Inc.	30,374	7,805,814
AppLovin Corp. Class A (a)	10,359	6,980,101
Arista Networks, Inc. (a)	39,263	5,144,631
Autodesk, Inc. (a)	8,249	2,441,786
Broadcom, Inc.	180,055	62,317,035
Cadence Design Systems, Inc. (a)	10,510	3,285,216
CDW Corp.	4,759	648,176
Cisco Systems, Inc.	150,252	11,573,912
Cognizant Technology Solutions Corp. Class A	18,352	1,523,216
Corning, Inc.	29,323	2,567,522
Crowdstrike Holdings, Inc. Class A (a)	9,589	4,494,940
Datadog, Inc. Class A (a)	12,476	1,696,611
Dell Technologies, Inc. Class C	11,684	1,470,782
EPAM Systems, Inc. (a)	2,209	452,580
F5, Inc. (a)	2,322	592,714
Fair Isaac Corp. (a)	893	1,509,724
First Solar, Inc. (a)	4,057	1,059,810
Fortinet, Inc. (a)	24,074	1,911,716
Gartner, Inc. (a)	2,740	691,247
Gen Digital, Inc.	21,668	589,153
GoDaddy, Inc. Class A (a)	4,957	615,065
Hewlett Packard Enterprise Co.	49,388	1,186,300
HP, Inc.	34,615	771,222
Intel Corp. (a)	168,092	6,202,595
International Business Machines Corp.	35,618	10,550,408
Intuit, Inc.	10,630	7,041,525
Jabil, Inc.	4,203	958,368
Keysight Technologies, Inc. (a)	6,563	1,333,536
KLA Corp.	5,010	6,087,551
Lam Research Corp.	47,890	8,197,810
Microchip Technology, Inc.	20,685	1,318,048
Micron Technology, Inc.	42,770	12,206,986
Microsoft Corp.	283,383	137,049,686
Monolithic Power Systems, Inc.	1,864	1,689,455
Motorola Solutions, Inc.	6,343	2,431,399
NetApp, Inc.	7,901	846,118
NVIDIA Corp.	926,514	172,794,861
NXP Semiconductors NV	9,774	2,121,544
ON Semiconductor Corp. (a)	14,960	810,084
Oracle Corp.	63,758	12,427,072
Palantir Technologies, Inc. Class A (a)	87,137	15,488,602
Palo Alto Networks, Inc. (a)	25,488	4,694,890
PTC, Inc. (a)	4,575	797,011
Qnity Electronics, Inc.	8,273	675,490
QUALCOMM, Inc.	40,835	6,984,827
Roper Technologies, Inc.	4,152	1,848,180
Salesforce, Inc.	36,298	9,615,703
Sandisk Corp. (a)	5,308	1,260,013
Seagate Technology Holdings PLC	8,179	2,252,415
ServiceNow, Inc. (a)	39,850	6,104,621
Skyworks Solutions, Inc.	5,452	345,711
Super Micro Computer, Inc. (a)	19,492	570,531
Synopsys, Inc. (a)	7,043	3,308,238
TE Connectivity PLC	11,125	2,531,049

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teledyne Technologies, Inc. (a)	1,838	$938,722
Teradyne, Inc.	6,009	1,163,102
Texas Instruments, Inc.	34,736	6,026,349
Trimble, Inc. (a)	9,324	730,535
Tyler Technologies, Inc. (a)	1,658	752,649
VeriSign, Inc.	3,139	762,620
Western Digital Corp.	13,134	2,262,594
Workday, Inc. Class A (a)	8,416	1,807,588
Zebra Technologies Corp. Class A (a)	1,917	465,486
		767,057,985
Materials — 1.8%
Air Products & Chemicals, Inc.	8,532	2,107,575
Albemarle Corp. (b)	4,402	622,619
Amcor PLC	88,069	734,495
Avery Dennison Corp.	2,813	511,628
Ball Corp.	10,640	563,601
CF Industries Holdings, Inc.	5,591	432,408
Corteva, Inc.	25,647	1,719,118
CRH PLC	25,556	3,189,389
Dow, Inc.	26,295	614,777
DuPont de Nemours, Inc.	16,546	665,149
Ecolab, Inc.	9,776	2,566,396
Freeport-McMoRan, Inc.	54,251	2,755,408
International Flavors & Fragrances, Inc.	9,521	641,620
International Paper Co. (b)	20,703	815,491
Linde PLC (LIN US)	17,804	7,591,448
LyondellBasell Industries NV Class A	10,313	446,553
Martin Marietta Materials, Inc.	2,265	1,410,325
Mosaic Co.	12,016	289,465
Newmont Corp. (NEM US)	41,583	4,152,063
Nucor Corp.	8,610	1,404,377
Packaging Corp. of America	3,263	672,928
PPG Industries, Inc.	8,567	877,775
Sherwin-Williams Co.	8,731	2,829,106
Smurfit WestRock PLC	18,979	733,918
Steel Dynamics, Inc.	5,366	909,269
Vulcan Materials Co.	4,948	1,411,269
		40,668,170
Real Estate — 1.8%
Alexandria Real Estate Equities, Inc.	6,029	295,059
American Tower Corp.	18,083	3,174,832
AvalonBay Communities, Inc.	5,347	969,464
BXP, Inc. (b)	5,487	370,263
Camden Property Trust	4,213	463,767
CBRE Group, Inc. Class A (a)	11,329	1,821,590
CoStar Group, Inc. (a)	16,349	1,099,307
Crown Castle, Inc.	16,530	1,469,021
Digital Realty Trust, Inc.	12,172	1,883,130
Equinix, Inc.	3,736	2,862,374
Equity Residential	13,017	820,592
Essex Property Trust, Inc.	2,342	612,854
Extra Space Storage, Inc.	8,121	1,057,517

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Federal Realty Investment Trust	2,856	$287,885
Healthpeak Properties, Inc.	27,420	440,914
Host Hotels & Resorts, Inc.	23,744	420,981
Invitation Homes, Inc.	21,291	591,677
Iron Mountain, Inc.	10,939	907,390
Kimco Realty Corp.	26,686	540,925
Mid-America Apartment Communities, Inc.	4,291	596,063
Prologis, Inc.	35,516	4,533,972
Public Storage	5,912	1,534,164
Realty Income Corp.	35,294	1,989,523
Regency Centers Corp.	6,368	439,583
SBA Communications Corp.	4,140	800,800
Simon Property Group, Inc.	12,509	2,315,541
UDR, Inc.	11,993	439,903
Ventas, Inc.	17,611	1,362,739
VICI Properties, Inc.	40,367	1,135,120
Welltower, Inc.	25,665	4,763,681
Weyerhaeuser Co.	27,652	655,076
		40,655,707
Utilities — 2.2%
AES Corp.	25,968	372,381
Alliant Energy Corp.	9,282	603,423
Ameren Corp.	10,511	1,049,628
American Electric Power Co., Inc.	20,116	2,319,576
American Water Works Co., Inc.	7,320	955,260
Atmos Energy Corp.	6,177	1,035,451
CenterPoint Energy, Inc.	25,310	970,385
CMS Energy Corp.	11,515	805,244
Consolidated Edison, Inc.	13,579	1,348,666
Constellation Energy Corp.	11,996	4,237,827
Dominion Energy, Inc.	32,787	1,920,990
DTE Energy Co.	7,714	994,952
Duke Energy Corp.	29,995	3,515,714
Edison International	14,660	879,893
Entergy Corp.	17,036	1,574,637
Evergy, Inc.	8,382	607,611
Eversource Energy	14,091	948,747
Exelon Corp.	38,479	1,677,300
FirstEnergy Corp.	19,614	878,119
NextEra Energy, Inc.	78,960	6,338,909
NiSource, Inc.	17,880	746,669
NRG Energy, Inc.	7,316	1,165,000
PG&E Corp.	84,348	1,355,472
Pinnacle West Capital Corp.	4,910	435,517
PPL Corp. (b)	29,141	1,020,518
Public Service Enterprise Group, Inc.	18,855	1,514,057
Sempra	24,906	2,198,951
Southern Co.	42,031	3,665,103
Vistra Corp.	12,179	1,964,838
WEC Energy Group, Inc.	12,395	1,307,177

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	22,921	$1,692,945
		50,100,960
TOTAL COMMON STOCK (Cost $976,518,939)		2,228,242,754
TOTAL EQUITIES (Cost $976,518,939)		2,228,242,754
Exchange-Traded Funds — 0.1%
iShares Core S&P 500 ETF	3,630	2,486,332
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,507,779)		2,486,332
TOTAL LONG-TERM INVESTMENTS (Cost $979,026,718)		2,230,729,086
Short-Term Investments — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	176,214	176,214
	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$13,497,203	13,497,203
TOTAL SHORT-TERM INVESTMENTS (Cost $13,673,417)		13,673,417
TOTAL INVESTMENTS — 100.2% (Cost $992,700,135) (e)		2,244,402,503
Other Assets/(Liabilities) — (0.2)%		(4,577,383)
NET ASSETS — 100.0%		$2,239,825,120

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $5,516,697 or 0.25% of net assets. The Fund received $5,500,838 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)	Maturity value of $13,498,702. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $13,767,345.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	3/20/26	44	$15,150,064	$13,436

MassMutual Blue Chip Growth Fund — Portfolio of Investments
December 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Communication Services — 18.9%
Alphabet, Inc. Class A	329,171	$103,030,523
Alphabet, Inc. Class C	214,474	67,301,941
Meta Platforms, Inc. Class A	190,574	125,795,991
Netflix, Inc. (a)	794,255	74,469,349
T-Mobile US, Inc.	50,892	10,333,112
Walt Disney Co.	196,471	22,352,506
		403,283,422
Consumer Discretionary — 16.8%
Alibaba Group Holding Ltd. Sponsored ADR (b)	3,907	572,688
Amazon.com, Inc. (a)	553,284	127,709,013
Booking Holdings, Inc.	2,065	11,058,756
Carvana Co. (a)	114,121	48,161,344
Chipotle Mexican Grill, Inc. (a)	141,389	5,231,393
DoorDash, Inc., Class A (a)	24,706	5,595,415
NIKE, Inc. Class B	110,655	7,049,830
Ross Stores, Inc.	27,690	4,988,077
Sea Ltd. ADR (a)	43,148	5,504,390
Starbucks Corp.	130,389	10,980,058
Tesla, Inc. (a)	260,134	116,987,463
TJX Cos., Inc.	37,569	5,770,974
Yum China Holdings, Inc.	48,827	2,331,001
Yum! Brands, Inc.	53,518	8,096,203
		360,036,605
Consumer Staples — 1.6%
Colgate-Palmolive Co.	42,541	3,361,590
Mondelez International, Inc. Class A	34,542	1,859,396
Monster Beverage Corp. (a)	349,758	26,815,946
Procter & Gamble Co.	18,820	2,697,094
		34,734,026
Financials — 7.9%
Adyen NV (a) (c)	1,345	2,158,015
Block, Inc. (a)	98,273	6,396,590
Charles Schwab Corp.	36,641	3,660,802
Chubb Ltd.	34,291	10,702,907
FactSet Research Systems, Inc.	20,369	5,910,880
Goldman Sachs Group, Inc.	5,669	4,983,051
Marsh & McLennan Cos., Inc.	19,329	3,585,916
Mastercard, Inc. Class A	47,430	27,076,838
Moody’s Corp.	7,352	3,755,769
Morgan Stanley	29,452	5,228,614
PayPal Holdings, Inc.	89,120	5,202,826
SEI Investments Co.	116,028	9,516,617

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	229,282	$80,411,490
		168,590,315
Health Care — 9.0%
Danaher Corp.	28,632	6,554,438
Eli Lilly & Co.	34,924	37,532,124
Illumina, Inc. (a)	57,440	7,533,830
Intuitive Surgical, Inc. (a)	53,738	30,435,054
Medline, Inc. Class A (a)	24,980	1,049,160
Novartis AG Sponsored ADR (b)	77,317	10,659,695
Novo Nordisk AS Sponsored ADR	246,864	12,560,440
Regeneron Pharmaceuticals, Inc.	26,554	20,496,236
Roche Holding AG Sponsored ADR (b)	175,867	9,069,461
Stryker Corp.	14,786	5,196,835
Thermo Fisher Scientific, Inc.	32,538	18,854,144
UnitedHealth Group, Inc.	24,042	7,936,505
Vertex Pharmaceuticals, Inc. (a)	56,117	25,441,203
		193,319,125
Industrials — 4.8%
Boeing Co. (a)	201,794	43,813,513
Cintas Corp.	13,782	2,591,981
Deere & Co.	18,481	8,604,199
Expeditors International of Washington, Inc.	77,306	11,519,367
GE Vernova, Inc.	12,450	8,136,946
General Electric Co.	70,235	21,634,487
Old Dominion Freight Line, Inc.	14,829	2,325,187
TransDigm Group, Inc.	2,123	2,823,272
Veralto Corp.	6,047	603,370
		102,052,322
Information Technology — 39.8%
Apple, Inc.	395,545	107,532,864
ASML Holding NV	9,331	9,982,864
Autodesk, Inc. (a)	77,962	23,077,532
Broadcom, Inc.	168,486	58,313,004
Crowdstrike Holdings, Inc. Class A (a)	9,957	4,667,443
Datadog, Inc. Class A (a)	13,516	1,838,041
Microsoft Corp.	375,420	181,560,620
Monolithic Power Systems, Inc.	6,346	5,751,760
NVIDIA Corp.	1,480,846	276,177,779
Oracle Corp.	296,369	57,765,282
Palantir Technologies, Inc. Class A (a)	21,025	3,737,194
QUALCOMM, Inc.	56,912	9,734,798
Roper Technologies, Inc.	9,320	4,148,612
Salesforce, Inc.	78,271	20,734,771
ServiceNow, Inc. (a)	113,439	17,377,720
Shopify, Inc. Class A (a)	260,289	41,898,720
Synopsys, Inc. (a)	12,849	6,035,432
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	23,311	7,083,980
TE Connectivity PLC	24,803	5,642,930
Texas Instruments, Inc.	16,600	2,879,934

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	27,160	$5,833,425
		851,774,705
Materials — 0.4%
Linde PLC (LIN US)	8,255	3,519,850
Sherwin-Williams Co.	12,112	3,924,651
		7,444,501
Utilities — 0.3%
Constellation Energy Corp.	18,011	6,362,746
TOTAL COMMON STOCK (Cost $1,082,296,702)		2,127,597,767
TOTAL EQUITIES (Cost $1,082,296,702)		2,127,597,767
	Principal Amount
Bonds & Notes — 0.1%
Corporate Debt — 0.1%
Retail — 0.1%
Carvana Co.
9.000% 6/01/30 (c)	$1,054,922	1,105,701
9.000% 6/01/31 (c)	1,410,488	1,591,635
		2,697,336
TOTAL CORPORATE DEBT (Cost $2,701,651)		2,697,336
TOTAL BONDS & NOTES (Cost $2,701,651)		2,697,336
TOTAL LONG-TERM INVESTMENTS (Cost $1,084,998,353)		2,130,295,103
Short-Term Investments — 0.4%
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (d)	569,700	569,700
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 2.055% (e)	103	103
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (f)	$7,686,940	7,686,940

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $8,256,743)	$8,256,743
TOTAL INVESTMENTS — 100.0% (Cost $1,093,255,096) (g)	2,138,551,846
Other Assets/(Liabilities) — (0.0)%	(545,488)
NET ASSETS — 100.0%	$2,138,006,358

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $14,121,513 or 0.66% of net assets. The Fund received $13,905,819 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $4,855,351 or 0.23% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(e)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(f)	Maturity value of $7,687,794. Collateralized by U.S. Government Agency obligations with rates ranging from 3.875% - 4.500%, maturity dates ranging from 5/15/27 - 5/31/27, and an aggregate market value, including accrued interest, of $7,840,951.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Mid Cap Growth Fund — Portfolio of Investments
December 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.6%
Common Stock — 98.6%
Communication Services — 4.1%
Liberty Live Holdings, Inc. Class C (a)	217,200	$18,062,352
Liberty Media Corp-Liberty Formula One Class C (a)	422,924	41,662,243
Live Nation Entertainment, Inc. (a) (b)	37,500	5,343,750
New York Times Co. Class A	419,900	29,149,458
Reddit, Inc. Class A (a)	120,541	27,708,760
ROBLOX Corp. Class A (a)	114,661	9,290,981
Trade Desk, Inc. Class A (a)	210,327	7,984,013
		139,201,557
Consumer Discretionary — 17.3%
Birkenstock Holding PLC (a) (b)	464,958	19,016,782
Burlington Stores, Inc. (a)	174,121	50,294,851
Chipotle Mexican Grill, Inc. (a)	202,446	7,490,502
Domino’s Pizza, Inc.	111,005	46,269,104
DraftKings, Inc. Class A (a) (b)	777,793	26,802,747
Duolingo, Inc. (a)	37,000	6,493,500
Floor & Decor Holdings, Inc. Class A (a) (b)	83,449	5,081,210
Hilton Worldwide Holdings, Inc.	215,000	61,758,750
Lululemon Athletica, Inc. (a)	19,862	4,127,522
Mattel, Inc. (a)	228,677	4,536,952
McGraw Hill, Inc. (a)	322,481	5,320,936
On Holding AG, Class A (a)	213,895	9,941,840
Planet Fitness, Inc. Class A (a)	340,500	36,934,035
Pool Corp.	92,000	21,045,000
Ross Stores, Inc.	150,229	27,062,252
Royal Caribbean Cruises Ltd.	93,550	26,092,966
Service Corp. International	228,200	17,792,754
Sportradar Group AG Class A (a) (b)	435,000	10,339,950
Texas Roadhouse, Inc.	104,400	17,330,400
TopBuild Corp. (a) (b)	28,800	12,015,072
Tractor Supply Co.	212,177	10,610,972
Ulta Beauty, Inc. (a)	48,003	29,042,295
Viking Holdings Ltd. (a)	613,768	43,829,173
Wingstop, Inc. (b)	68,952	16,444,362
Wyndham Hotels & Resorts, Inc.	174,900	13,215,444
Yum! Brands, Inc.	327,059	49,477,485
		578,366,856
Consumer Staples — 3.2%
Casey’s General Stores, Inc.	35,164	19,435,494
Celsius Holdings, Inc. (a)	295,101	13,497,920
Church & Dwight Co., Inc.	82,337	6,903,958
Dollar Tree, Inc. (a)	329,000	40,470,290
Lamb Weston Holdings, Inc.	108,782	4,556,878
Maplebear, Inc. (a)	22,300	1,003,054

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
McCormick & Co., Inc.	302,000	$20,569,220
		106,436,814
Energy — 3.7%
Cheniere Energy, Inc.	208,160	40,464,222
DT Midstream, Inc. (a)	27,100	3,243,328
EQT Corp.	458,800	24,591,680
Expand Energy Corp.	127,900	14,115,044
Permian Resources Corp. (b)	353,818	4,964,067
TechnipFMC PLC	821,034	36,585,275
		123,963,616
Financials — 7.3%
Aon PLC Class A	24,847	8,768,009
Assurant, Inc.	175,800	42,341,430
Block, Inc. (a)	75,427	4,909,543
Bullish (a)	35,200	1,333,024
Carlyle Group, Inc.	131,145	7,751,981
Cboe Global Markets, Inc.	89,700	22,514,700
Corpay, Inc. (a)	49,445	14,879,484
KKR & Co., Inc.	27,207	3,468,348
Markel Group, Inc. (a)	7,700	16,552,305
MSCI, Inc.	73,996	42,453,725
Nasdaq, Inc.	70,035	6,802,500
Raymond James Financial, Inc.	167,300	26,866,707
Ryan Specialty Holdings, Inc.	183,678	9,483,295
Toast, Inc., Class A (a)	342,600	12,165,726
TPG, Inc.	154,878	9,887,412
Tradeweb Markets, Inc. Class A	139,500	15,001,830
		245,180,019
Health Care — 20.2%
Agilent Technologies, Inc.	445,326	60,595,509
Alcon AG (b)	173,138	13,645,006
Align Technology, Inc. (a)	147,918	23,097,396
Alnylam Pharmaceuticals, Inc. (a)	105,830	42,083,299
Arcellx, Inc. (a)	124,400	8,110,880
Ascendis Pharma AS ADR (a)	80,600	17,187,144
Avantor, Inc. (a) (b)	1,570,600	17,999,076
Biogen, Inc. (a)	51,100	8,993,089
BioNTech SE ADR (a)	104,900	9,986,480
Bruker Corp.	148,648	7,002,807
Caris Life Sciences, Inc. (a)	278,764	7,521,053
Cencora, Inc.	110,500	37,321,375
Charles River Laboratories International, Inc. (a)	31,373	6,258,286
Cooper Cos., Inc. (a)	444,300	36,414,828
CRISPR Therapeutics AG (a) (b)	112,414	5,894,990
Cytokinetics, Inc. (a) (b)	193,600	12,301,344
Dexcom, Inc. (a)	128,797	8,548,257
Elanco Animal Health, Inc. (a) (b)	793,100	17,947,853
Encompass Health Corp.	124,700	13,235,658
GE HealthCare Technologies, Inc. (a)	76,606	6,283,224
Hologic, Inc. (a)	287,500	21,415,875

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
IDEXX Laboratories, Inc. (a)	19,325	$13,073,942
Insmed, Inc. (a)	64,490	11,223,840
Ionis Pharmaceuticals, Inc. (a)	409,616	32,404,722
Masimo Corp. (a)	43,000	5,592,580
Mettler-Toledo International, Inc. (a)	40,325	56,220,712
Molina Healthcare, Inc. (a)	76,700	13,310,518
Natera, Inc. (a)	99,190	22,723,437
Nuvalent, Inc., Class A (a)	24,303	2,444,639
Quidelortho Corp. (a)	266,600	7,614,096
ResMed, Inc.	31,659	7,625,703
Revolution Medicines, Inc. (a)	86,100	6,857,865
Steris PLC	25,283	6,409,746
Teleflex, Inc.	213,800	26,092,152
United Therapeutics Corp. (a)	27,117	13,212,758
Vaxcyte, Inc. (a)	184,071	8,493,036
Veeva Systems, Inc. Class A (a)	208,034	46,439,430
West Pharmaceutical Services, Inc.	53,700	14,775,018
		676,357,623
Industrials — 17.4%
API Group Corp. (a)	253,182	9,686,743
ATI, Inc. (a)	90,165	10,347,335
Booz Allen Hamilton Holding Corp.	266,100	22,448,196
Broadridge Financial Solutions, Inc.	31,700	7,074,489
Builders FirstSource, Inc. (a)	136,703	14,065,372
BWX Technologies, Inc.	98,754	17,068,641
CACI International, Inc. Class A (a)	6,040	3,218,172
Cintas Corp.	28,077	5,280,441
Equifax, Inc.	53,500	11,608,430
Esab Corp.	260,566	29,110,434
Ferguson Enterprises, Inc.	134,500	29,943,735
Fortive Corp.	141,975	7,838,440
FTAI Aviation Ltd.	132,026	25,989,318
Ingersoll Rand, Inc. (b)	347,600	27,536,872
ITT, Inc.	92,500	16,049,675
Knight-Swift Transportation Holdings, Inc.	278,456	14,557,680
L3Harris Technologies, Inc.	33,090	9,714,231
Mueller Industries, Inc.	69,691	8,000,527
Old Dominion Freight Line, Inc.	181,100	28,396,480
Paylocity Holding Corp. (a)	182,625	27,850,313
Quanta Services, Inc.	57,389	24,221,601
QXO, Inc. (a) (b)	356,330	6,873,606
RB Global, Inc. (b)	111,100	11,428,857
RBC Bearings, Inc. (a)	27,518	12,339,897
Rocket Lab Corp. (a)	186,612	13,018,053
Rollins, Inc.	175,198	10,515,384
StandardAero, Inc. (a) (b)	507,618	14,558,484
Textron, Inc.	345,000	30,073,650
TransUnion	416,593	35,722,850
UL Solutions, Inc. Class A	209,483	16,519,829
Veralto Corp.	252,000	25,144,560
Vertiv Holdings Co. Class A	21,110	3,420,031
Waste Connections, Inc.	31,317	5,491,749

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
XPO, Inc. (a)	343,681	$46,709,685
		581,823,760
Information Technology — 22.0%
Akamai Technologies, Inc. (a)	48,751	4,253,525
Allegro MicroSystems, Inc. (a)	223,633	5,899,439
Amphenol Corp. Class A	293,070	39,605,480
AppLovin Corp. Class A (a)	4,484	3,021,409
Arista Networks, Inc. (a)	26,027	3,410,318
Astera Labs, Inc. (a)	53,382	8,880,629
Atlassian Corp. Class A (a)	92,905	15,063,617
Aurora Innovation, Inc. (a) (b)	750,022	2,880,084
CCC Intelligent Solutions Holdings, Inc. (a) (b)	3,025,414	24,052,041
CDW Corp.	19,883	2,708,065
Circle Internet Group, Inc. (a)	37,067	2,939,413
Cloudflare, Inc. Class A (a)	71,372	14,070,990
Corning, Inc.	38,000	3,327,280
Datadog, Inc. Class A (a)	68,605	9,329,594
Dolby Laboratories, Inc. Class A	41,619	2,672,772
EPAM Systems, Inc. (a)	39,197	8,030,681
Fair Isaac Corp. (a)	8,395	14,192,755
Guidewire Software, Inc. (a)	12,785	2,569,913
HubSpot, Inc. (a)	20,900	8,387,170
Keysight Technologies, Inc. (a)	155,000	31,494,450
KLA Corp.	5,250	6,379,170
Lattice Semiconductor Corp. (a) (b)	772,591	56,847,246
MACOM Technology Solutions Holdings, Inc. (a)	167,800	28,740,784
Manhattan Associates, Inc. (a)	121,900	21,126,489
Marvell Technology, Inc.	228,860	19,448,523
Microchip Technology, Inc.	489,400	31,184,568
Monday.com Ltd. (a)	59,600	8,794,576
MongoDB, Inc. (a)	70,562	29,614,166
Monolithic Power Systems, Inc.	59,118	53,582,190
Netskope, Inc. Class A (a)	157,377	2,760,393
NXP Semiconductors NV	124,066	26,929,766
Onestream, Inc. (a)	287,319	5,280,923
PTC, Inc. (a)	299,706	52,211,782
Pure Storage, Inc. Class A (a)	305,230	20,453,462
Ralliant Corp.	140,871	7,171,743
Snowflake, Inc. Class A (a)	46,524	10,205,505
Teradyne, Inc.	208,706	40,397,133
Twilio, Inc. Class A (a)	23,844	3,391,571
Tyler Technologies, Inc. (a)	91,600	41,581,820
Unity Software, Inc. (a)	387,319	17,107,880
Zoom Communications, Inc. (a)	228,200	19,691,378
Zscaler, Inc. (a)	123,231	27,717,116
		737,407,809
Materials — 2.4%
Avery Dennison Corp.	138,000	25,099,440
Ball Corp.	310,000	16,420,700
Eagle Materials, Inc.	50,076	10,349,708

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Martin Marietta Materials, Inc.	44,500	$27,708,370
		79,578,218
Real Estate — 0.5%
CoStar Group, Inc. (a)	169,900	11,424,076
First Industrial Realty Trust, Inc.	113,453	6,497,453
		17,921,529
Utilities — 0.5%
Vistra Corp.	115,288	18,599,413
TOTAL COMMON STOCK (Cost $2,788,312,676)		3,304,837,214
TOTAL EQUITIES (Cost $2,788,312,676)		3,304,837,214
TOTAL LONG-TERM INVESTMENTS (Cost $2,788,312,676)		3,304,837,214
Short-Term Investments — 2.6%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	3,174,468	3,174,468
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 2.055% (d)	2	2
T. Rowe Price Treasury Reserve Fund, 2.063% (d)	383	383
		385
	Principal Amount
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (e)	$81,613,457	81,613,457
TOTAL SHORT-TERM INVESTMENTS (Cost $84,788,310)		84,788,310
TOTAL INVESTMENTS — 101.2% (Cost $2,873,100,986) (f)		3,389,625,524
Other Assets/(Liabilities) — (1.2)%		(38,861,456)
NET ASSETS — 100.0%		$3,350,764,068

Abbreviation Legend

ADR	American Depositary Receipt

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $152,404,164 or 4.55% of net assets. The Fund received $154,702,611 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(e)	Maturity value of $81,622,525. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $83,245,939.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments
December 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.6%
Common Stock — 99.6%
Communication Services — 1.0%
Cargurus, Inc. (a)	108,735	$4,169,987
Magnite, Inc. (a)	91,000	1,476,930
		5,646,917
Consumer Discretionary — 8.0%
Black Rock Coffee Bar, Inc. Class A (a)	28,159	626,538
Boot Barn Holdings, Inc. (a) (b)	29,054	5,127,159
Century Communities, Inc.	25,861	1,534,850
Champion Homes, Inc. (a)	55,600	4,698,200
Cheesecake Factory, Inc.	29,233	1,475,682
Dutch Bros, Inc. Class A (a)	26,169	1,602,066
Five Below, Inc. (a)	23,961	4,513,294
Genius Sports Ltd. (a)	238,153	2,624,446
Goodyear Tire & Rubber Co. (a) (b)	141,618	1,240,574
Life Time Group Holdings, Inc. (a)	66,708	1,773,099
National Vision Holdings, Inc. (a) (b)	77,909	2,011,610
Ollie’s Bargain Outlet Holdings, Inc. (a)	33,356	3,656,151
Patrick Industries, Inc. (b)	24,090	2,612,079
Planet Fitness, Inc. Class A (a)	20,108	2,181,115
Shake Shack, Inc. Class A (a)	22,768	1,848,079
Sportradar Group AG Class A (a)	68,882	1,637,325
Stride, Inc. (a)	13,445	872,984
Valvoline, Inc. (a)	51,586	1,499,089
Visteon Corp.	11,100	1,055,610
Wingstop, Inc. (b)	1,694	404,002
YETI Holdings, Inc. (a) (b)	49,042	2,166,185
		45,160,137
Consumer Staples — 1.3%
Chefs’ Warehouse, Inc. (a)	32,887	2,049,847
Freshpet, Inc. (a)	16,177	985,664
Oddity Tech Ltd. Class A (a)	14,230	571,761
Vita Coco Co., Inc. (a)	59,084	3,132,043
Vital Farms, Inc. (a) (b)	24,769	791,122
		7,530,437
Energy — 3.0%
Archrock, Inc.	70,966	1,846,535
Cactus, Inc. Class A	65,159	2,976,463
Excelerate Energy, Inc. Class A	53,370	1,497,029
Gulfport Energy Corp. (a)	8,922	1,855,687
Magnolia Oil & Gas Corp. Class A	70,619	1,545,850
TechnipFMC PLC	80,520	3,587,971

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Viper Energy, Inc. Class A	95,619	$3,693,762
		17,003,297
Financials — 11.2%
Ameris Bancorp	32,683	2,427,366
Assured Guaranty Ltd.	1,186	106,586
Bancorp, Inc. (a)	33,391	2,254,560
Beazley PLC	52,709	588,823
Bullish (a)	8,098	306,671
Cadence Bank	69,073	2,959,087
Dave, Inc. (a)	3,075	680,836
Eastern Bankshares, Inc.	124,915	2,302,183
Enova International, Inc. (a)	13,852	2,177,534
Evercore, Inc. Class A	11,135	3,788,684
Figure Technology Solutions, Inc. Class A (a)	10,877	444,217
First Interstate BancSystem, Inc. Class A (b)	68,858	2,382,487
HA Sustainable Infrastructure Capital, Inc. (b)	129,388	4,066,665
Hamilton Insurance Group Ltd. Class B (a)	57,324	1,599,340
Hancock Whitney Corp.	40,271	2,564,457
Marex Group PLC	40,188	1,541,612
Palomar Holdings, Inc. (a)	7,769	1,046,950
Paymentus Holdings, Inc. Class A (a)	38,427	1,213,909
Perella Weinberg Partners (b)	94,333	1,631,961
Piper Sandler Cos.	6,513	2,212,531
PJT Partners, Inc. Class A	24,456	4,089,043
Seacoast Banking Corp. of Florida	166,968	5,246,135
Simmons First National Corp. Class A	120,001	2,262,019
SiriusPoint Ltd. (a)	140,817	3,082,484
StepStone Group, Inc. Class A	108,238	6,945,632
UMB Financial Corp.	23,558	2,710,112
Virtu Financial, Inc. Class A	15,880	529,122
Wealthfront Corp. (a)	36,574	497,041
WisdomTree, Inc. (b)	152,058	1,853,587
		63,511,634
Health Care — 23.0%
Adaptive Biotechnologies Corp. (a)	46,632	757,304
ADMA Biologics, Inc. (a)	41,091	749,500
Alignment Healthcare, Inc. (a)	327,865	6,475,334
Alkermes PLC (a)	37,110	1,038,338
Amicus Therapeutics, Inc. (a)	82,297	1,171,909
Apellis Pharmaceuticals, Inc. (a) (b)	48,508	1,218,521
Apogee Therapeutics, Inc. (a)	29,949	2,260,551
AtriCure, Inc. (a)	53,940	2,133,866
Avidity Biosciences, Inc. (a)	30,552	2,203,716
Axsome Therapeutics, Inc. (a)	34,407	6,284,094
Bridgebio Pharma, Inc. (a) (b)	63,072	4,824,377
BrightSpring Health Services, Inc. (a) (b)	126,978	4,755,326
Caris Life Sciences, Inc. (a)	29,555	797,394
Celcuity, Inc. (a)	10,732	1,070,410
Celldex Therapeutics, Inc. (a) (b)	35,077	952,691
CG oncology, Inc. (a) (b)	46,290	1,921,961
Cogent Biosciences, Inc. (a)	36,200	1,285,824
Crinetics Pharmaceuticals, Inc. (a) (b)	56,085	2,610,757

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cytokinetics, Inc. (a)	33,665	$2,139,074
Disc Medicine, Inc. (a)	27,937	2,218,477
Encompass Health Corp.	34,831	3,696,962
Ensign Group, Inc.	10,849	1,889,896
GeneDx Holdings Corp. (a) (b)	29,338	3,815,700
Glaukos Corp. (a)	19,450	2,196,099
Guardant Health, Inc. (a)	47,521	4,853,795
Guardian Pharmacy Services, Inc. Class A (a)	41,996	1,263,660
Halozyme Therapeutics, Inc. (a)	38,656	2,601,549
HealthEquity, Inc. (a)	32,287	2,957,812
Hims & Hers Health, Inc. (a) (b)	18,075	586,895
Hinge Health, Inc. Class A (a)	24,315	1,129,432
Insmed, Inc. (a)	27,869	4,850,321
Inspire Medical Systems, Inc. (a)	17,386	1,603,511
iRhythm Technologies, Inc. (a)	13,191	2,340,611
Kymera Therapeutics, Inc. (a) (b)	28,672	2,230,968
Lantheus Holdings, Inc. (a) (b)	7,776	517,493
Ligand Pharmaceuticals, Inc. (a) (b)	8,606	1,627,136
Madrigal Pharmaceuticals, Inc. (a) (b)	4,105	2,390,506
Merit Medical Systems, Inc. (a)	33,296	2,934,709
Mineralys Therapeutics, Inc. (a) (b)	20,019	726,489
Mirum Pharmaceuticals, Inc. (a) (b)	14,371	1,135,165
Nuvalent, Inc., Class A (a)	24,915	2,506,200
Option Care Health, Inc. (a)	56,124	1,788,111
PACS Group, Inc. (a)	52,822	2,027,837
Progyny, Inc. (a)	69,966	1,796,727
Protagonist Therapeutics, Inc. (a)	49,745	4,344,728
PTC Therapeutics, Inc. (a) (b)	36,310	2,758,108
RadNet, Inc. (a) (b)	27,948	1,994,090
Repligen Corp. (a)	13,764	2,255,369
Revolution Medicines, Inc. (a)	49,145	3,914,399
Rhythm Pharmaceuticals, Inc. (a)	4,938	528,564
Scholar Rock Holding Corp. (a)	45,778	2,016,521
Soleno Therapeutics, Inc. (a)	11,061	512,124
Spyre Therapeutics, Inc. (a) (b)	23,112	757,149
Structure Therapeutics, Inc. ADR (a)	39,677	2,759,535
Terns Pharmaceuticals, Inc. (a)	8,901	359,600
TransMedics Group, Inc. (a) (b)	25,806	3,139,300
Ultragenyx Pharmaceutical, Inc. (a)	20,291	466,693
Vaxcyte, Inc. (a)	22,370	1,032,152
Veracyte, Inc. (a)	23,156	974,868
Viridian Therapeutics, Inc. (a)	16,535	514,569
Waystar Holding Corp. (a) (b)	56,249	1,842,155
		130,506,932
Industrials — 25.9%
AAON, Inc. (b)	21,025	1,603,156
AAR Corp. (a)	26,363	2,182,593
Acuity, Inc.	8,650	3,114,346
AeroVironment, Inc. (a) (b)	10,338	2,500,659
Alliance Laundry Holdings, Inc. (a)	37,757	768,355
Ameresco, Inc. Class A (a) (b)	95,061	2,784,337
Applied Industrial Technologies, Inc.	10,313	2,648,069
Argan, Inc.	8,356	2,618,102

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ATI, Inc. (a)	31,006	$3,558,249
Atmus Filtration Technologies, Inc.	38,764	2,012,239
Bloom Energy Corp. Class A (a)	37,245	3,236,218
Carpenter Technology Corp.	14,758	4,646,409
Casella Waste Systems, Inc. Class A (a) (b)	41,474	4,061,964
Comfort Systems USA, Inc.	1,475	1,376,603
Construction Partners, Inc. Class A (a) (b)	26,533	2,880,157
Crane Co.	15,490	2,856,821
Curtiss-Wright Corp.	13,460	7,420,094
DXP Enterprises, Inc. (a)	34,893	3,830,902
Embraer SA Sponsored ADR	55,653	3,582,384
Enpro, Inc.	9,340	1,999,974
ESCO Technologies, Inc.	26,648	5,206,753
Everus Construction Group, Inc. (a)	18,530	1,585,427
Exlservice Holdings, Inc. (a)	67,042	2,845,262
Federal Signal Corp.	25,093	2,724,849
GATX Corp.	13,069	2,216,502
Karman Holdings, Inc. (a) (b)	56,224	4,113,910
Kirby Corp. (a)	22,427	2,471,007
Korn Ferry	31,093	2,052,760
Kratos Defense & Security Solutions, Inc. (a) (b)	34,682	2,632,711
Leonardo DRS, Inc.	35,275	1,202,525
Lyft, Inc. Class A (a)	68,804	1,332,733
McGrath RentCorp	14,499	1,521,380
Mercury Systems, Inc. (a)	34,642	2,529,212
Modine Manufacturing Co. (a)	51,270	6,845,058
MYR Group, Inc. (a)	10,678	2,333,143
Nextpower, Inc. Class A (a)	38,515	3,355,042
OPENLANE, Inc. (a)	42,494	1,265,471
Powell Industries, Inc. (b)	3,688	1,175,661
Primoris Services Corp.	22,948	2,848,765
Rocket Lab Corp. (a)	51,372	3,583,711
Rush Enterprises, Inc. Class A	61,507	3,317,688
RXO, Inc. (a) (b)	57,081	721,504
Ryder System, Inc.	11,963	2,289,599
SPX Technologies, Inc. (a)	20,057	4,012,603
StandardAero, Inc. (a)	43,536	1,248,612
Sterling Infrastructure, Inc. (a)	12,219	3,741,824
Terex Corp.	38,354	2,047,336
Trex Co., Inc. (a)	25,193	883,770
TriNet Group, Inc.	14,981	885,826
Verra Mobility Corp. (a)	244,522	5,479,738
Voyager Technologies, Inc. Class A (a) (b)	47,005	1,228,711
VSE Corp. (b)	10,108	1,746,359
Xometry, Inc. Class A (a) (b)	32,682	1,943,598
Zurn Elkay Water Solutions Corp.	81,872	3,806,229
		146,876,910
Information Technology — 20.4%
Advanced Energy Industries, Inc.	30,344	6,353,123
Agilysys, Inc. (a) (b)	27,589	3,278,677
Amplitude, Inc. Class A (a)	120,479	1,395,147
Appfolio, Inc. Class A (a)	7,972	1,854,686
AvePoint, Inc. (a)	265,904	3,693,407

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Belden, Inc.	20,690	$2,411,419
Calix, Inc. (a)	40,794	2,159,226
Cellebrite DI Ltd. (a) (b)	120,351	2,169,929
Cirrus Logic, Inc. (a)	14,501	1,718,368
Clearwater Analytics Holdings, Inc. Class A (a)	55,664	1,342,616
Commvault Systems, Inc. (a)	23,021	2,885,913
Crane NXT Co. (b)	31,038	1,460,959
Credo Technology Group Holding Ltd. (a)	26,319	3,787,041
CyberArk Software Ltd. (a)	3,917	1,747,217
Fabrinet (a)	14,948	6,805,525
Freshworks, Inc. Class A (a)	268,518	3,289,345
Impinj, Inc. (a) (b)	13,229	2,301,978
Intapp, Inc. (a)	79,710	3,652,312
IonQ, Inc. (a) (b)	13,298	596,681
JFrog Ltd. (a)	33,681	2,103,715
Lattice Semiconductor Corp. (a) (b)	41,951	3,086,755
Lumentum Holdings, Inc. (a) (b)	15,289	5,635,372
MACOM Technology Solutions Holdings, Inc. (a)	28,510	4,883,193
MKS, Inc.	28,242	4,513,072
Nova Ltd. (a) (b)	9,466	3,108,540
OSI Systems, Inc. (a) (b)	4,698	1,198,272
Pegasystems, Inc.	40,399	2,412,628
Power Integrations, Inc. (b)	21,666	770,010
Rambus, Inc. (a)	21,567	1,981,792
Rubrik, Inc. Class A (a)	23,514	1,798,351
Sanmina Corp. (a)	26,078	3,913,525
Semtech Corp. (a)	31,205	2,299,496
ServiceTitan, Inc. Class A (a)	6,522	694,593
Silicon Motion Technology Corp. Sponsored ADR	19,301	1,789,203
SiTime Corp. (a) (b)	28,959	10,228,029
Terawulf, Inc. (a) (b)	138,095	1,586,712
Tower Semiconductor Ltd. (a)	43,688	5,129,845
TTM Technologies, Inc. (a)	52,021	3,589,449
Universal Display Corp.	4,758	555,639
Viavi Solutions, Inc. (a)	99,182	1,767,423
		115,949,183
Materials — 1.7%
Cabot Corp.	45,195	2,995,525
ERO Copper Corp. (a) (b)	21,543	609,451
Graphic Packaging Holding Co.	65,256	982,755
James Hardie Industries PLC (a)	92,544	1,920,288
MP Materials Corp. (a) (b)	36,342	1,835,998
Orla Mining Ltd. (a) (b)	104,055	1,401,621
		9,745,638
Real Estate — 2.7%
Acadia Realty Trust	43,054	884,329
American Healthcare REIT, Inc.	119,362	5,617,176
Douglas Emmett, Inc. (b)	86,957	955,657
Essential Properties Realty Trust, Inc. (b)	54,171	1,606,712
Phillips Edison & Co., Inc.	127,933	4,550,577
Terreno Realty Corp.	33,022	1,938,722

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xenia Hotels & Resorts, Inc.	5,836	$82,521
		15,635,694
Utilities — 1.4%
IDACORP, Inc. (b)	20,608	2,608,148
ONE Gas, Inc.	27,074	2,091,467
Talen Energy Corp. (a)	8,750	3,279,850
		7,979,465
TOTAL COMMON STOCK (Cost $448,504,875)		565,546,244
TOTAL EQUITIES (Cost $448,504,875)		565,546,244
Rights — 0.0%
Health Care — 0.0%
Akero Therapeutics, Inc., CVR (a) (c) (d)	17,050	11,083
TOTAL RIGHTS (Cost $11,083)		11,083
Exchange-Traded Funds — 0.1%
iShares Russell 2000 ETF	3,030	745,865
TOTAL EXCHANGE-TRADED FUNDS (Cost $768,356)		745,865
TOTAL LONG-TERM INVESTMENTS (Cost $449,284,314)		566,303,192
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (e)	2,545,324	2,545,324
TOTAL SHORT-TERM INVESTMENTS (Cost $2,545,324)		2,545,324
TOTAL INVESTMENTS — 100.2% (Cost $451,829,638) (f)		568,848,516
Other Assets/(Liabilities) — (0.2)%		(1,197,093)
NET ASSETS — 100.0%		$567,651,423

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $98,140,809 or 17.29% of net assets. The Fund received $98,585,380 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2025, these securities amounted to a value of $11,083 or 0.00% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Overseas Fund — Portfolio of Investments
December 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 110.0%
Common Stock — 109.3%
Australia — 1.5%
Glencore PLC	465,700	$2,533,285
Rio Tinto PLC	20,918	1,668,941
		4,202,226
Canada — 2.0%
Canadian National Railway Co.	18,480	1,826,748
Intact Financial Corp.	6,668	1,388,108
Toronto-Dominion Bank	26,458	2,493,612
		5,708,468
China — 3.0%
Alibaba Group Holding Ltd.	92,740	1,697,271
NetEase, Inc.	78,500	2,160,248
Prosus NV (PRX NA)	25,999	1,605,794
Tencent Holdings Ltd.	37,000	2,835,208
		8,298,521
Denmark — 2.3%
Carlsberg AS Class B	19,448	2,549,466
DSV AS	8,915	2,243,426
Novo Nordisk AS Class B	34,775	1,772,579
		6,565,471
Finland — 1.0%
Kone OYJ Class B	40,112	2,845,069
France — 19.8%
Accor SA	40,170	2,276,072
Air Liquide SA	27,730	5,218,365
Airbus SE	8,810	2,043,509
BNP Paribas SA	73,422	6,947,600
Capgemini SE	33,307	5,516,060
Cie de Saint-Gobain SA	30,079	3,053,410
Cie Generale des Etablissements Michelin SCA	39,223	1,300,787
Danone SA	18,100	1,633,152
Dassault Systemes SE	118,308	3,304,382
Edenred SE (a)	103,612	2,301,797
Engie SA	145,990	3,838,602
EssilorLuxottica SA	592	187,175
Kering SA	5,605	1,977,790
Legrand SA	13,822	2,054,032
LVMH Moet Hennessy Louis Vuitton SE	7,446	5,613,541
Pernod Ricard SA	45,534	3,898,117
Publicis Groupe SA	16,154	1,675,835

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TotalEnergies SE (TTE FP)	44,379	$2,892,529
		55,732,755
Germany — 12.6%
adidas AG	14,425	2,839,543
Allianz SE Registered	2,765	1,268,218
Aumovio SE (b)	9,949	501,349
Bayer AG Registered	53,925	2,326,173
Bayerische Motoren Werke AG	20,745	2,268,188
Beiersdorf AG	21,675	2,385,243
Brenntag SE	34,400	2,003,556
Continental AG	20,399	1,628,459
Daimler Truck Holding AG	36,761	1,611,954
Deutsche Boerse AG	14,562	3,824,872
Fresenius Medical Care AG	6,669	319,511
Fresenius SE & Co. KGaA	29,000	1,669,106
Merck KGaA	21,249	3,050,105
MTU Aero Engines AG	3,016	1,258,026
SAP SE	18,353	4,490,581
Siemens Healthineers AG (c)	27,700	1,453,624
Symrise AG	16,100	1,302,824
thyssenkrupp AG	82,717	894,264
Tkms AG& Co. KGaA (b)	3,090	239,215
		35,334,811
Hong Kong — 2.4%
AIA Group Ltd.	313,200	3,217,032
Prudential PLC	230,499	3,556,427
		6,773,459
India — 1.0%
Axis Bank Ltd.	92,805	1,312,973
HDFC Bank Ltd.	93,528	1,035,261
Tata Consultancy Services Ltd.	16,008	572,936
		2,921,170
Indonesia — 0.7%
Bank Mandiri Persero Tbk. PT	5,933,900	1,814,639
Ireland — 1.6%
AIB Group PLC	311,310	3,345,238
Bank of Ireland Group PLC	65,215	1,247,652
		4,592,890
Israel — 1.1%
Check Point Software Technologies Ltd. (b)	16,098	2,987,145
Italy — 4.3%
Eni SpA	116,847	2,216,369
Intesa Sanpaolo SpA	698,360	4,836,770

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ryanair Holdings PLC Sponsored ADR	70,955	$5,122,241
		12,175,380
Japan — 16.6%
Asahi Group Holdings Ltd.	150,600	1,575,381
Daikin Industries Ltd.	18,700	2,400,576
Denso Corp.	156,800	2,162,961
FUJIFILM Holdings Corp.	87,200	1,863,129
Fujitsu Ltd.	49,200	1,348,946
Hitachi Ltd.	166,200	5,156,130
Hoya Corp.	7,700	1,166,312
Kose Corp. (a)	17,400	583,204
LY Corp.	600,400	1,598,648
Mitsubishi Electric Corp.	131,400	3,854,813
Mitsubishi Estate Co. Ltd.	24,400	594,268
Olympus Corp.	139,500	1,776,982
Seven & i Holdings Co. Ltd.	208,200	2,989,943
Shin-Etsu Chemical Co. Ltd.	88,500	2,752,182
SMC Corp.	5,800	2,019,539
Sompo Holdings, Inc.	94,000	3,200,211
Sony Group Corp.	141,900	3,626,987
Sumitomo Mitsui Financial Group, Inc.	106,500	3,427,528
Suzuki Motor Corp.	135,400	2,010,953
Terumo Corp.	92,400	1,346,206
ZOZO, Inc.	162,600	1,344,786
		46,799,685
Luxembourg — 0.6%
Eurofins Scientific SE	21,655	1,583,762
Mexico — 0.5%
Fomento Economico Mexicano SAB de CV Sponsored ADR	14,870	1,502,911
Netherlands — 3.8%
Akzo Nobel NV	30,125	2,092,297
ASML Holding NV	1,175	1,257,086
ASR Nederland NV	21,500	1,526,216
IMCD NV (a)	11,680	1,062,594
ING Groep NV	141,164	3,968,288
Koninklijke Ahold Delhaize NV	17,400	713,622
		10,620,103
Portugal — 0.5%
Galp Energia SGPS SA	73,176	1,246,597
Republic of Korea — 0.7%
KB Financial Group, Inc.	23,900	2,066,109
Singapore — 0.9%
DBS Group Holdings Ltd.	57,650	2,523,016
Spain — 1.1%
Amadeus IT Group SA	42,435	3,112,553

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 1.1%
Hexagon AB Class A	150,500	$1,780,122
Volvo AB Class B	39,600	1,269,335
		3,049,457
Switzerland — 5.1%
Cie Financiere Richemont SA Registered Class A	29,947	6,463,048
Sonova Holding AG Registered	3,915	1,010,133
UBS Group AG Registered	77,720	3,592,767
Zurich Insurance Group AG	4,468	3,391,289
		14,457,237
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	110,000	5,373,872
United Kingdom — 13.2%
Ashtead Group PLC	36,864	2,515,049
AstraZeneca PLC Sponsored ADR	14,900	1,369,757
British American Tobacco PLC	64,765	3,670,729
Bunzl PLC	44,600	1,244,646
Compass Group PLC	124,922	3,974,395
Diageo PLC	43,100	928,404
Flutter Entertainment PLC (b)	5,842	1,256,264
Intertek Group PLC	14,100	874,452
London Stock Exchange Group PLC	19,271	2,320,508
NatWest Group PLC	475,331	4,145,818
Reckitt Benckiser Group PLC	30,965	2,506,963
RELX PLC	71,775	2,903,174
Rentokil Initial PLC	167,938	1,003,068
Rolls-Royce Holdings PLC	311,429	4,840,586
Tesco PLC	385,750	2,296,710
Unilever PLC	21,100	1,379,547
		37,230,070
United States — 10.0%
CNH Industrial NV	239,197	2,205,396
Experian PLC	70,802	3,202,127
Linde PLC (LIN US)	1,263	538,531
Nestle SA Registered	28,788	2,861,338
Novartis AG Registered	33,887	4,681,089
Qiagen NV	32,134	1,466,677
Roche Holding AG	16,822	6,951,995
Sanofi SA	12,990	1,260,260
Schneider Electric SE	18,547	5,083,759
		28,251,172
TOTAL COMMON STOCK (Cost $240,346,230)		307,768,548

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
	Preferred Stock — 0.7%
	Republic of Korea — 0.7%
Samsung Electronics Co. Ltd. 1.644%
	29,550	$1,813,438
	TOTAL PREFERRED STOCK (Cost $1,198,341)	1,813,438
	TOTAL EQUITIES (Cost $241,544,571)	309,581,986
	TOTAL LONG-TERM INVESTMENTS (Cost $241,544,571)	309,581,986
	Short-Term Investments — 1.1%
	Principal Amount
	Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$3,178,826	3,178,826
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,178,826)	3,178,826
	TOTAL INVESTMENTS — 111.1% (Cost $244,723,397) (e)	312,760,812
	Other Assets/(Liabilities) — (11.1)%	(31,168,830)
	NET ASSETS — 100.0%	$281,591,982

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $2,085,101 or 0.74% of net assets. The Fund received $2,373,804 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $1,453,624 or 0.52% of net assets.
(d)	Maturity value of $3,179,180. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $3,242,519.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Diversified Value Fund (“Diversified Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Overseas Fund (“Overseas Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07"). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All

Notes to Portfolio of Investments (Unaudited) (Continued)

assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2025, for the Funds’ investments:

Diversified Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$440,010,236	$—	$—	$440,010,236
Exchange-Traded Funds	8,644,974	—	—	8,644,974
Short-Term Investments	1,451,925	2,608,283	—	4,060,208
Total Investments	$450,107,135	$2,608,283	$—	$452,715,418

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,228,242,754	$—	$—	$2,228,242,754
Exchange-Traded Funds	2,486,332	—	—	2,486,332
Short-Term Investments	176,214	13,497,203	—	13,673,417
Total Investments	$2,230,905,300	$13,497,203	$—	$2,244,402,503
Asset Derivatives
Futures Contracts	$13,436	$—	$—	$13,436

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$2,116,370,291	$11,227,476	*	$—	$2,127,597,767
Corporate Debt	—	2,697,336		—	2,697,336
Short-Term Investments	569,803	7,686,940		—	8,256,743
Total Investments	$2,116,940,094	$21,611,752		$—	$2,138,551,846

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$3,304,837,214	$—	$—	$3,304,837,214
Short-Term Investments	3,174,853	81,613,457	—	84,788,310
Total Investments	$3,308,012,067	$81,613,457	$—	$3,389,625,524

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$564,957,421	$588,823	*	$—	$565,546,244
Rights	—	—		11,083	11,083
Exchange-Traded Funds	745,865	—		—	745,865
Short-Term Investments	2,545,324	—		—	2,545,324
Total Investments	$568,248,610	$588,823		$11,083	$568,848,516

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$4,202,226	$—	$4,202,226
Canada	5,708,468	—	—	5,708,468
China	—	8,298,521	—	8,298,521
Denmark	—	6,565,471	—	6,565,471
Finland	—	2,845,069	—	2,845,069
France	—	55,732,755	—	55,732,755
Germany	—	35,334,811	—	35,334,811
Hong Kong	—	6,773,459	—	6,773,459
India	—	2,921,170	—	2,921,170
Indonesia	—	1,814,639	—	1,814,639
Ireland	—	4,592,890	—	4,592,890
Israel	2,987,145	—	—	2,987,145
Italy	5,122,241	7,053,139	—	12,175,380
Japan	—	46,799,685	—	46,799,685
Luxembourg	—	1,583,762	—	1,583,762
Mexico	1,502,911	—	—	1,502,911
Netherlands	1,257,086	9,363,017	—	10,620,103
Portugal	—	1,246,597	—	1,246,597
Republic of Korea	—	2,066,109	—	2,066,109
Singapore	—	2,523,016	—	2,523,016
Spain	—	3,112,553	—	3,112,553
Sweden	—	3,049,457	—	3,049,457
Switzerland	—	14,457,237	—	14,457,237
Taiwan	—	5,373,872	—	5,373,872
United Kingdom	2,626,021	34,604,049	—	37,230,070
United States	2,743,927	25,507,245	—	28,251,172
Preferred Stock*
Republic of Korea	—	1,813,438	—	1,813,438
Short-Term Investments	—	3,178,826	—	3,178,826
Total Investments	$21,947,799	$290,813,013	$—	$312,760,812

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Form N-CSR and Prospectus(es) and SAI(s) which can be found on the Securities and Exchange Commission’s EDGAR database on its website at https://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

At December 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified Value Fund	$398,328,095	$61,804,347	$(7,417,024)	$54,387,323
S&P 500 Index Fund	992,700,135	1,292,777,986	(41,075,618)	1,251,702,368
Blue Chip Growth Fund	1,093,255,096	1,067,907,785	(22,611,035)	1,045,296,750
Mid Cap Growth Fund	2,873,100,986	688,001,774	(171,477,236)	516,524,538
Small Cap Growth Equity Fund	451,829,638	134,623,241	(17,604,363)	117,018,878
Overseas Fund	244,723,397	78,195,596	(10,158,181)	68,037,415